QUAKER® INVESTMENT TRUST
Supplement dated June 30, 2011
To the Statement of Additional Information (“SAI”)
Dated October 28, 2010 for the
QUAKER CAPITAL OPPORTUNITIES FUND
The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information.
On June 15, 2011, the Board of Trustees (the “Board”) of Quaker Investment Trust (the “Trust”) approved the termination of Knott Capital Management (“Knott”) as investment sub-adviser to the Fund and the hiring of ICC Capital Management, Inc. (“ICC”) as interim investment sub-adviser to the Fund, each effective as of July 1, 2011.
Pursuant to an exemptive order granted to Quaker Funds, Inc. (the “Adviser”) and the Trust by the Securities and Exchange Commission (the “SEC”), the Adviser is permitted to enter into new subadvisory agreements with sub-advisers that are not otherwise affiliated with the Adviser or the Trust without shareholder approval, if approved by the Board, including a majority of the independent Trustees. Shareholder approval of the subadvisory agreement will not be sought because ICC is not an affiliate of the Adviser or the Trust.
Under the interim subadvisory agreement, the annualized fee rate payable to Knott for its subadvisory services is identical to the fee rate paid under the previous subadvisory agreement with Knott, and ICC’s services to the Fund will be the same.
Effective July 1, 2011, information pertaining to Knott Capital Management and its management of the Fund is deleted from the SAI.
Effective July 1, 2011, the following replaces the table found in “Portfolio Managers” in the section entitled “Investment Sub-Advisers” on page 34 of the SAI:
ICC Capital Management, Inc. (“ICC”), located at 390 North Orange Ave., 27th Floor, Orlando, Florida 32801, serves as Sub-adviser to Quaker Capital Opportunities Fund. ICC was founded in 1995 and is registered as an investment adviser with the SEC under the Advisers Act. As an investment advisory firm, ICC has been rendering investment advisory services to other individuals, pension and profit sharing plans, and trusts since 1995. As of March 31, 2011, the firm had approximately $3.43 billion of assets under management. ICC is controlled by its parent company, ICC Capital, Inc.
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Effective July 1, 2011, the following replaces the table found in “Portfolio Managers” in the section entitled “Investments in Each Fund” on page 36 of the SAI:
INVESTMENTS IN EACH FUND (as of June 30, 2011)

DOLLAR RANGE OF
NAME OF PORTFOLIO MANAGER	INVESTMENTS IN EACH FUND(1)
QUAKER CAPITAL OPPORTUNITIES FUND (ICC Capital, Sub-adviser)

Bart McMurry	$0
G. Michael Mara	$0
Michael Barron	$0
Robert Dombrower	$0

(1)
This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the 1934 Act, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

Effective July 1, 2011, the following replaces information found in “Portfolio Managers” in the section entitled “Compensation of Portfolio Managers” on page 37 of the SAI:
Compensation of Portfolio Managers. The portfolio managers of the Adviser and Sub-advisers are compensated in the following manner.
ICC Capital
ICC understands that a robust compensation plan is foundational to both attracting and retaining investment professionals. As a result, our compensation program includes a competitive base salary along with an incentive plan. Additionally, the firm offers all employees a full array of benefits including: health care, dental insurance, disability insurance, life insurance, and a 401k savings plan. Furthermore, ICC encourages all employees to broaden their skill sets through its tuition/education reimbursement program.
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Effective July 1, 2011, the following replaces information found in “Portfolio Managers” in the section entitled “Other Managed Accounts of Portfolio Managers” on page 38 of the SAI:
OTHER MANAGED ACCOUNTS OF PORTFOLIO MANAGERS (as of March 31, 2011)
     In addition to the management of the respective Funds, the portfolio managers also manage other accounts as summarized below.
Quaker Capital Opportunities Fund

			NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS
			WHERE ADVISORY FEE IS	WHERE ADVISORY FEE IS
BART MCMURRY	NUMBER OF	TOTAL ASSETS IN	BASED ON ACCOUNT	BASED ON ACCOUNT
(ICC)	ACCOUNTS	ACCOUNTS	PERFORMANCE	PERFORMANCE
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts(1)	154	$904,782,555	0	$0

			NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS
			WHERE ADVISORY FEE IS	WHERE ADVISORY FEE IS
G. MICHAEL MARA	NUMBER OF	TOTAL ASSETS IN	BASED ON ACCOUNT	BASED ON ACCOUNT
(ICC)	ACCOUNTS	ACCOUNTS	PERFORMANCE	PERFORMANCE
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts(1)	154	$904,782,555	0	$0

			NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS
			WHERE ADVISORY FEE IS	WHERE ADVISORY FEE IS
MICHAEL BARRON	NUMBER OF	TOTAL ASSETS IN	BASED ON ACCOUNT	BASED ON ACCOUNT
(ICC)	ACCOUNTS	ACCOUNTS	PERFORMANCE	PERFORMANCE
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts(1)	154	$904,782,555	0	$0

			NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS
			WHERE ADVISORY FEE IS	WHERE ADVISORY FEE IS
ROBERT DOMBROWER	NUMBER OF	TOTAL ASSETS IN	BASED ON ACCOUNT	BASED ON ACCOUNT
(ICC)	ACCOUNTS	ACCOUNTS	PERFORMANCE	PERFORMANCE
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts(1)	154	$904,782,555	0	$0
Effective July 1, 2011, the following replaces information found in “Portfolio Managers” in the section entitled “Specific Conflicts of Interest” on page 41 of the SAI:
ICC Capital
ICC does not anticipate any conflicts of interest arising in connection with the management of the Fund’s investments and the investments of the other accounts the portfolio managers manage.
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